Stock-based compensation - Performance and deferred stock unit plan (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	741,117	896,633
Granted (in shares)	122,274	197,763
Vested/redeemed (in shares)	(372,924)
Forfeited (in shares)	(8,560)
Ending balance (in shares)	481,907	741,117
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 5.92	$ 4.81
Granted, Weighted average exercise price (CAD per unit) | $ / shares	13.12	8.01
Vested/redeemed, Weighted average exercise price (CAD per unit) | $ / shares	4.45	4.27
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares	8.09
Outstanding, end of period (CAD per unit) | $ / shares	$ 8.85	$ 5.92
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.43%	1.98%
Expected volatility	40.12%	45.04%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Equity classified restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested/redeemed (in shares)	(372,924)	(353,279)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 2,905,000	$ 2,713,000
Period for award recognition	1 year 2 months 12 days	1 year 3 months 18 days
Settled (in shares)	334,244
Settlement ratio, per PSU (in shares)	2.00	2.00
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Annual fixed remuneration	50.00%
Percentage of annual bonus eligible for deferred stock units	50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Number of units
Beginning balance (in shares)	1,126,239	991,583
Granted (in shares)	82,191	134,656
Vested/redeemed (in shares)	(307,385)	0
Ending balance (in shares)	901,045	1,126,239
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 0
Settled (in shares)	307,385
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share) | $ / shares	$ 15.95	$ 11.91
Award units settled during the period | $	$ 5,084,000	$ 0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of award obligation | $	0	0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | $	$ 14,375,000	$ 13,413,000